Global Great Consumer Fund
Global Great Consumer Fund
Investment Objective
The investment objective of Global Great Consumer Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Global Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 40 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 40 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Great Consumer Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		3.77%	4.45%	2.19%
Total Annual Fund Operating Expenses		4.97%	6.40%	3.14%
Fee Waiver and Expense Reimbursement	[1]	(3.32%)	(4.00%)	(1.74%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1][2]	1.65%	2.40%	1.40%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.65% (for Class A Shares), 2.40% (for Class C Shares) and 1.40% (for Class I Shares) of average daily net assets through August 31, 2015. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2015 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 36 of the Prospectus.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement differ from the ratios of net expenses to average net assets given in the Fund's annual report, which does not reflect the current expenses of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Great Consumer Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	733	1,702	2,671	5,096
Class C Shares	343	1,538	2,797	5,793
Class I Shares	143	805	1,493	3,327

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Global Great Consumer Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	733	1,702	2,671	5,096
Class C Shares	243	1,538	2,797	5,793
Class I Shares	143	805	1,493	3,327

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, Global Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers in both developed and emerging markets that are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.  Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager’s Great Consumer investment strategy focuses on investments that the Investment Manager believes will benefit from the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers emerging market countries to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index.

The Investment Manager considers developed market countries to include any country that is: 1) generally recognized to be a developed country by the international financial community, including the World Bank; 2) classified by the United Nations as a developed country; or 3) included in the MSCI World Index.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life.  The Fund will invest in issuers across a range of industry sectors that may benefit from increasing consumption in emerging markets.  Such industries may include, but are not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

When investing in both the developed and emerging markets, the Investment Manager uses a proprietary quantitative model for initial screening, and then looks for issuers that: 1) operate at a high level of sustainable competitiveness; 2) have a significant exposure to emerging markets either by current or planned local operating presence, or current or planned source of revenues; or 3) are expected by the Investment Manager to benefit from a high rate of economic growth in the emerging markets.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors.  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund will invest at least 40% of its net assets in issuers (i) organized or located outside of the United States, (ii) whose primary trading market is located outside the United States, or (iii) doing a substantial amount of business outside the United States, which the Fund considers to be a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States.

Principal Risks of Investment in the Fund

Global Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Principal risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns compare with those of the MSCI ACWI Index. If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

*	The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2014 was -2.94%.

Best Quarter:	14.66%	12/31/2013
Worst Quarter:	4.52%	6/30/2013

Average Annual Total Returns (for the periods ended December 31, 2013)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI ACWI Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 35 of this Prospectus.

Average Annual Returns Global Great Consumer Fund	1 Year	Since Inception	Inception Date
Class I Shares	40.59%	24.80%	Jan. 31, 2012
Class A Shares	32.10%	20.66%	Jan. 31, 2012
Class C Shares	38.07%	23.52%	Jan. 31, 2012
After Taxes on Distributions Class I Shares	40.41%	24.49%
After Taxes on Distributions and Sale of Fund Shares Class I Shares	23.12%	19.29%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	23.44%	17.50%